Consolidated Statements of Financial Position - EUR (€) € in Thousands	Jun. 30, 2024	Jun. 30, 2023
Non-current assets
Intangible assets and goodwill	€ 154,951	€ 155,283
Property and equipment	43,653	37,227
Right-of-use assets	45,468	54,797
Deferred tax assets	1,999	59
Other non-current assets	7,572	6,573
Total non-current assets	253,643	253,939
Current assets
Inventories	370,635	360,262
Trade and other receivables	11,819	7,521
Other assets	45,306	42,113
Cash and cash equivalents	15,107	30,136
Total current assets	442,867	440,032
Total assets	696,511	693,970
Shareholders' equity and liabilities
Subscribed capital	1	1
Capital reserve	546,913	529,775
Accumulated Deficit	(112,767)	(87,856)
Other comprehensive income	1,496	1,509
Total shareholders' equity	435,643	443,429
Non-current liabilities
Provisions	2,789	2,646
Lease liabilities	40,483	49,518
Deferred income tax liabilities	12	296
Total non-current liabilities	43,284	52,459
Current liabilities
Tax liabilities	10,643	22,987
Lease liabilities	9,282	8,155
Contract liabilities	17,104	16,932
Trade and other payables	85,322	71,085
Other liabilities	95,235	78,924
Total current liabilities	217,585	198,083
Total liabilities	260,867	250,542
Total shareholders' equity and liabilities	€ 696,511	€ 693,970